Business Combinations	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Business Combinations

5.    Business Combinations

On December 23, 2015, Ferroglobe PLC consummated the acquisition of 100% of the equity interests of Globe Specialty Metals, Inc. and subsidiaries and Grupo FerroAtlántica. After consummating this transaction, FerroAtlántica is considered the Predecessor under applicable SEC rules and regulations; and, therefore, all companies of Globe (see Note 2) were considered additions to the scope of consolidation of Ferroglobe in 2015. FerroAtlántica is the deemed “accounting acquirer”.

This Business Combination was accounted for using the acquisition method of accounting for business combinations under IFRS 3 Business Combinations, with FerroAtlántica treated as the accounting acquirer and GSM as the acquiree. Under this method of accounting, any excess of (i) the aggregate of the acquisition consideration transferred and any non-controlling interest in Globe over (ii) the aggregate of the fair values as of the closing date of the Business Combination of the assets acquired and liabilities assumed was recorded as goodwill. The “Acquisition Consideration” is the fair value on the closing date of the Business Combination of the consideration given. In addition, the value of the Ferroglobe Ordinary Shares issued to Globe Shareholders pursuant to the Business Combination Agreement (“BCA”) was determined based on the trading price of the Globe Shares at the date of completion of the transactions.

The acquisition consideration consisted of the fair value of the Ferroglobe Ordinary Shares issued to Globe Shareholders on the closing date of the Business Combination, plus the portion of the “Replacement awards” that are attributable to pre-combination service of Globe employees.

Under the terms of the BCA, share-based compensation awards that were issued by Globe and were outstanding and unexercised as of the date of the Business Combination were exchanged with Ferroglobe share-based awards (“Replacement Awards”) as follows (see Note 21—Other Liabilities, for further details regarding our share-based compensation awards):

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Stock Options – Each outstanding Globe stock option was converted into an option to purchase, generally on the same terms and conditions as were applicable to the Globe stock option prior to the Globe Merger, a number of Ferroglobe Ordinary Shares equal to the number of Globe Shares subject to such Globe stock option at an exercise price per Ferroglobe Ordinary Share equal to the exercise price per Globe share of such Globe stock option.

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Restricted Stock Units (“RSUs”) – Each outstanding RSU was assumed by Ferroglobe and was converted into a Ferroglobe RSU award, generally on the same terms and conditions as were applicable to the Globe RSUs prior to the Globe Merger, in respect of the number of Globe Shares equal to the number of Globe Shares underlying such Globe RSUs.

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Stock Appreciation Rights (“SARs”) – Each outstanding SAR was assumed by Ferroglobe and was converted into a Ferroglobe SAR, generally on the same terms and condition as were applicable to the Globe SARs prior to the Globe Merger, in respect of that number of Ferroglobe Ordinary Shares equal to the number of Globe Shares underlying such Globe SAR, at an exercise price per Ferroglobe Ordinary Share (rounded up to the nearest whole cent) equal to the exercise price per Globe share of such Globe SAR.

The issuance of the “Replacement Awards” was accounted for as a modification of Globe’s Share-Based Awards, and the portion of the value of the Replacement Awards that was attributable to pre-combination services of Globe employees is included in the Acquisition Consideration transferred. Compensation expense related to post-combination services will be recognized over the individual vesting periods of the respective “Replacement Awards” and was not included in the combined financial information.

The value of Replacement Awards was added to the fair value of the Ferroglobe Ordinary Shares to determine the total Acquisition Consideration transferred as follows:

Globe common stock outstanding as of December 23, 2015 [1]	73,760
Exchange ratio	1.00
Ferroglobe Ordinary Shares issued as converted	73,760
Globe common stock per share price as of December 23, 2015	$10.80
Fair value of Ferroglobe Ordinary Shares issued pursuant to the Business Combination and estimated value	$796,608
Replacement Awards—equity settled awards	1,430
Acquisition Consideration	$798,038
[1]	The number of shares of Globe common stock outstanding options was determined immediately prior to the effective time of the Business Combination.

In accordance with IFRS 3, the fair value of Ferroglobe Ordinary Shares issued to Globe Shareholders pursuant to the Business Combination Agreement was measured on the closing date of the Business Combination at the then-current market price of Globe’s common stock.

The business combination was recorded as a business combination under IFRS 3 with identifiable assets acquired and liabilities assumed recorded at their estimated fair values on the acquisition date while costs associated with the acquisition are expensed as incurred. The Company utilized the services of third-party valuation consultants, along with estimates and assumptions provided by the Company, to estimate the fair value of the assets acquired. The third-party valuation consultants utilized several appraisal methodologies including income, market and cost approaches to estimate the fair value of the identifiable net assets acquired.

The following is the final fair value of assets acquired and the liabilities assumed by Ferroglobe in the Business Combination, reconciled to the value of the Acquisition Consideration pursuant to the Business Combination Agreement:

Balances
US$'000
ASSETS
Non-current assets
Goodwill	425,413
Other intangible assets	43,746
Property, plant and equipment	584,617
Non-current financial assets	2,521
Deferred tax assets	22,994
Other non-current assets	1,386
Total non-current assets acquired	1,080,677
Current assets
Inventories	117,230
Trade and other receivables	73,753
Current financial assets	4,112
Other current assets	5,231
Cash and cash equivalents	77,709
Total current assets acquired	278,035
Total assets acquired	1,358,712
Non-current liabilities
Provisions	33,877
Bank borrowings	100,048
Obligations under finance leases	3,283
Other non-current liabilities	4,451
Deferred tax liabilities	140,435
Total non-current liabilities acquired	282,094
Current liabilities
Provisions	5,439
Bank borrowings	1,167
Obligations under finance leases	2,627
Trade and other payables	58,044
Other current liabilities	66,770
Total current liabilities acquired	134,047
Net assets acquired	942,571
Non-controlling interests	(144,533)
Acquisition consideration	798,038

Goodwill arose in the Business Combination as the acquisition consideration exceeded the fair value of the identifiable net assets acquired, including identifiable intangible assets. Goodwill is not deductible for tax purposes.

The purchase price allocation was not final at December 31, 2015 and subsequent changes were made to the fair value of the identifiable net assets acquired. As a result, acquired Property, plant and equipment decreased by $40,794 thousand, Deferred tax assets increased by $2,972 thousand and Deferred tax liabilities decreased by $14,900 thousand, which resulted in an increase to Goodwill of $22,922  thousand.

GSM was included in the scope of consolidation as of December 23, 2015, as indicated above, contributed “2015 - Sales” of $10,898 thousand and “2015 - Profit attributable to the Parent” of $68 thousand.

In the fiscal year ended December 31, 2015 if GSM had been included in the scope of consolidation from January 1, 2015, GSM would have contributed “2015 - Sales—pro-forma” of $733,916 thousand and “2015 - Losses Attributable to the Parent – pro-forma” of $53,260 thousand. In determining unaudited “pro-forma” data, the Company calculated the depreciation of “Property, plant and equipment” based on the fair values determined in the initial accounting for the Business Combination rather than the carrying amounts recognized in the pre-acquisition financial statements.

Total expenditures incurred by the Predecessor and/or the Parent for the consummation of the Business Combination totaling $22,132 thousand are included in “Other operating expenses” in the consolidated income statement for 2015 and other costs totaling $9,414 thousand have been recorded as “Equity—Reserves”, under IFRS 3.